Summary Prospectus February 9, 2026

Pictet AI Enhanced US Equity ETF

Principal U.S. Listing Exchange for the Fund: NYSE Arca, Inc.
Ticker Symbol: PQUS

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund online at www.pictet.com/etf. You can also get this information at no cost by calling (855) 994-4778 or by email at usa_etfs@pictet.com. The Fund’s prospectus and statement of additional information, each dated February 9, 2026, each as may be revised and/or supplemented from time to time, are incorporated by reference into this summary prospectus.

Investment Objective

The Pictet AI Enhanced US Equity ETF (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.22%
Distribution and service (12b-1) fees	0.00%
Other expenses[1]	0.00%
Total annual Fund operating expenses	0.22%

[1]	Based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$23	$71

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. The Fund is new and does not yet have a portfolio turnover rate to disclose.

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Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing an investment strategy enhanced by the use of artificial intelligence, as described below. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies. A “US Company” for the purposes of this Fund are those that are listed within the S&P 500 Index (the “Index”).

In managing the Fund’s assets, Pictet Asset Management S.A., the Fund’s investment adviser (“Pictet AM SA” or the “Adviser”), seeks to outperform (net of fees) the Index using an enhanced index strategy with a low tracking error to invest across the U.S. equity market using an artificial intelligence model to identify stocks. Artificial intelligence refers, in this case, to the application of computer systems or models to perform tasks that typically require human intelligence. The artificial intelligence model uses 250+ features engineered from a broad range of data such as fundamentals, analyst sentiment, prices and market activity, short interest and calendar effects to make relative forecasts of the stocks of the Index. These are regularly updated and combined in a proprietary optimizer with risk and control estimates and constraints on position sizing. The Adviser reviews the output of the optimizer, which drives both buy/sell recommendations during implementation of the desired portfolio. These buy/sell recommendations are then reviewed and approved by the portfolio managers before purchases and sales are executed. As a result of this investment approach, the Fund may experience a high portfolio turnover rate.

The securities the Fund invests in include common and preferred stocks, securities convertible or exchangeable into common stocks, warrants, rights to purchase common stocks, real estate investment trusts (“REITs”), and American Depositary Receipts (“ADRs”).

The Fund will concentrate (i.e., invest more than 25% of its total assets) in an industry or a group of related industries to the extent the S&P 500 Index concentrates in such industry or group of related industries. As of January 30, 2026, the S&P 500 Index was concentrated in the group of industries comprising the information technology sector.

The Fund may invest in equity securities of any market capitalization of companies listed in the Index.

The Fund uses ESG considerations as an input for security selection and/or portfolio construction. The investment process considers relevant sustainability risks, including transition risks (arising from the shift to a low-carbon economy), physical risks (stemming for example from global warming, extreme weather events, wildfires), environmental risks (such as resource depletion and pollution), social risks (including poor labor standards and human rights violations), and governance risks (resulting from weak corporate structures such as malfunctioning boards, inadequate remuneration structures, abuses of minority shareholders or bondholders’ rights, deficient controls, aggressive tax planning and accounting practices, or lack of business ethics). These risks are addressed through a combination of portfolio management decisions, exclusion of issuers, and active ownership activities. Issuers with high sustainability risks and/or adverse impacts on society and the environment may, however, be purchased and retained in the Fund. sustainability risks may have a positive or a negative effect on the returns of the Fund’s portfolio. The sustainability risks deemed material to the Fund are at the discretion of the Adviser.

In addition, other key ESG features of the Fund are:

●	Higher weighted-average ESG score than the Index at the time the Fund purchases a portfolio investment;

●	The Fund adopts an exclusion policy for direct investments and excludes issuers that:

(i.)

are involved in the production nuclear weapons in countries that are not signatories to the Treaty on the Non-Proliferation of Nuclear Weapons (NPT), and in the production of other controversial weapons; and

(ii.)	derive a significant portion of their revenue from activities detrimental to the environment such as thermal coal extraction;

●	The Adviser ensures that voting rights are exercised methodically; and

●	The Adviser may engage with issuers in order to positively influence ESG practices.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in the Fund

The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. Many factors can affect this value, and you may lose money by investing in the Fund or your investment in the Fund could underperform other investments. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal

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Deposit Insurance Corporation or any government agency. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

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Artificial Intelligence Models and Data Risk. The Fund relies heavily on a proprietary artificial intelligence selection model as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

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Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.

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Preferred Stock Risk. Preferred stock is subordinated to bonds and other debt instruments in a company’s capital structure and, therefore, will be subject to greater credit risk than those debt instruments. In addition, preferred stock is subject to other risks such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having limited liquidity, changing tax treatments, and possibly being in heavily regulated industries.

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Convertible Securities Risk. A convertible security generally is a preferred stock that may be converted within a specified period of time into common stock. Convertible securities nevertheless remain subject to the risks of both debt securities and equity securities. As with other equity securities, the value of a convertible security tends to increase as the price of the underlying stock goes up, and to decrease as the price of the underlying stock goes down. Declining common stock values therefore also may cause the value of the Fund’s investments to decline. Like a debt security, a convertible security provides a fixed-income stream and also tends to decrease in value when interest rates rise. Moreover, many convertible securities have credit ratings that are below investment grade and are subject to the same risks as lower-rated debt securities, which are considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade (or higher-rated) securities.

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Rights and Warrants Risk. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. A warrant or a right may become worthless unless exercised or sold before expiration. For example, if the market price of the common stock related to the warrant or right does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. Warrants and rights have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant or right may be greater than the percentage increase or decrease in the value of the underlying common stock.

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Real Estate Investment Trusts (REITs) Risk. There are special risk considerations associated with investing in the real estate industry securities such as Real Estate Investment Trusts (REIT) and the securities of companies principally engaged in the real estate industry. These risks include: the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of an ETF investing in the Real Estate Industry.

●

Depositary Receipts Risk. Depositary receipts (such as ADRs) are instruments that represent shares in companies trading outside the markets in which the depositary receipts are traded. Accordingly, whilst the depositary receipts are traded on recognized exchanges, there may be other risks associated with such instruments to consider for example the shares underlying the instruments may be subject to political, inflationary, exchange rate or custody risks.

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Large-Capitalization Companies Risk. The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

●

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities. Fund turnover generally involves a number of direct and indirect costs and expenses to a fund, including, for example, brokerage commissions, dealer mark-ups and bid/asked spreads, and transaction costs on the sale of securities and reinvestment in other securities. The costs related to increased portfolio turnover have the effect of reducing the Fund’s investment return.

●

Sustainability & ESG Data Risk. The risk arising from any environmental, social or governance events or conditions that, were they to occur, could cause a material negative impact on the value of the investment.

The set of sustainability risks below are relevant to the Adviser’s investment strategies, as the Fund integrates sustainability risks. When selecting and monitoring investments, these sustainability risks are systematically considered along with all other risks deemed relevant for the Fund, taking into account its investment policy / strategy.

o

Transition Risk. The risk posed by the exposure to issuers that may potentially be negatively affected by the transition to a low carbon economy due to their involvement in exploration, production, processing, trading and sale of fossil fuels, or their dependency upon carbon intensive materials, processes, products and services. Transition risk may result from several factors, including rising costs and/or limitation of greenhouse gas emissions, energy-efficiency requirements, reduction in fossil fuel demand or shift to alternative energy sources, due to policy, regulatory, technological and market demand changes. Transition risks may negatively affect the value of investments by impairing assets or revenues, or by increasing liabilities, capital expenditures, operating and financing costs.

o

Physical Risk. The risk posed by the exposure to issuers that may potentially be negatively affected by the physical impacts of climate change. Physical risk includes acute risks arising from extreme weather events such as storms, floods, droughts, fires or heatwaves, and chronic risks arising from gradual changes in the climate, such as changing rainfall patterns, rising sea levels, ocean acidification, and biodiversity loss. Physical risks may negatively affect the value of investments by impairing assets, productivity or revenues, or by increasing liabilities, capital expenditures, operating and financing costs.

o

Environmental Risk. The risk posed by the exposure to issuers that may potentially be causing or affected by environmental degradation and/or depletion of natural resources. Environmental risk may result from air pollution, water pollution, waste generation, depletion of freshwater and marine resources, loss of biodiversity or damages to ecosystems. Environmental risks may negatively affect the value of investments by impairing assets, productivity or revenues, or by increasing liabilities, capital expenditures, operating and financing costs.

o

Social Risk. The risk posed by the exposure to issuers that may potentially be negatively affected by social factors such as poor labor standards, human rights violations, damages to public health, data privacy breaches, or increased inequalities. Social risks may negatively affect the value of investments by impairing assets, productivity or revenues, or by increasing liabilities, capital expenditures, operating and financing costs.

o

Governance Risk. The risk posed by the exposure to issuers that may potentially be negatively affected by weak governance structures. For companies, governance risk may result from malfunctioning boards, inadequate remuneration structures, abuses of minority shareholders or bondholders’ rights, deficient controls, aggressive tax planning and accounting practices, or lack of business ethics. For countries, governance risk may include governmental instability, bribery and corruption, privacy breaches and lack of judicial independence. Governance risk may negatively affect the value of investments due to poor strategic decisions, conflicts of interest, reputational damages, increased liabilities or loss of investor confidence.

o

ESG Data Risk. ESG information from third-party data providers may be incomplete, inaccurate, or unavailable. As a result, there is a risk that the Adviser may incorrectly assess a security or issuer, resulting in the incorrect inclusion or exclusion of a security in the Fund’s portfolio. Incomplete, inaccurate, or unavailable ESG data may also act as a methodological limitation to a non-financial investment strategy (such as the application of ESG criteria or similar). The Adviser will seek to mitigate this risk through its own assessment. In the event that the ESG characteristics of a security held by the Fund change, resulting in the security being sold, neither the Fund, nor the Adviser accept liability in relation to such change.

As with the use of any considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

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Active Management Risk. The risk that the Fund will fail to meet its investment objective and that the Fund’s investment performance will depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds and/or investments and that such allocation will focus on asset classes, sectors, underlying funds, and/or investments that perform poorly or underperform other asset classes, sectors, underlying funds, and/or available investments. Any given

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investment strategy may fail to produce the intended results, and the Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

●

Non-Diversification Risk. The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified Fund. As a result, the Fund may be more susceptible to a single adverse corporate, economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

●

Market Disruption and Geopolitical Risk. The Fund is subject to the risk that geopolitical and other events (e.g., wars, pandemics, sanctions and terrorism) will disrupt securities markets, adversely affect the general economy or particular economies and markets and exacerbate the effects of other risks to which the Fund is subject, thereby reducing the value of the Fund’s investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies and industries. Terrorism in the United States and around the world has increased geopolitical risk, and terrorist attacks could result in the closure of securities markets or other disruptions. Securities markets are susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them held by the Fund. Fraud and other deceptive practices committed by an issuer of securities held by the Fund, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud contributes to overall market volatility, which can adversely affect the Fund’s investment program.

●	ETF-Related Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks:

o

Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

o

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Retail investors cannot transact directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares, there may be demand for Fund shares thereby increasing the market price above net asset value (“NAV”), or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. As a result of these considerations, Fund shares may trade at a material premium or discount to NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of Fund shares. In addition, the Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

o

Trading Risk. Shares of the Fund may trade on NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. This can be reflected as a spread between the bid and ask prices for the Fund shares quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

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New/Smaller Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate.

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Operational Risk. The risk of loss resulting from inadequate or failed internal processes, people and systems, or from external events. Operational risk includes but is not limited to multiple risks such as: systems and process risk that arises from systems vulnerability, insufficiency or controls failure, valuation risk when an asset is overvalued and is worth less than expected when it matures or is sold, service providers risk when service providers do not deliver the desired level of service, execution risk when an order may not be executed as desired, resulting in a loss for the Fund or having regulatory consequences, and risk surrounding the human being (insufficient or inappropriate skills/competencies, loss of key personal, availability, health, safety, fraud/collusion risk, etc.)

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S&P 500 Index Concentration Risk. The Fund will concentrate in an industry to the extent the S&P 500 Index concentrates in an industry. If the Fund’s portfolio is concentrated in the securities of issuers in a particular industry, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that industry. As of January 30, 2026, the S&P 500 Index was concentrated in the group of industries comprising the information technology sector.

o

Information Technology Industries Risk. The stock prices of technology and technology-related companies and therefore the value of the Fund may experience significant price movements as a result of intense market volatility, worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.

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Cybersecurity Risk. With the increased reliance on technology to conduct business, the Fund and its third-party service providers (including any advisors, custodians, distributors, administrators, transfer agents, accountants) may face the risk of cyber-attacks in relation to, but not limited to, the confidentiality, integrity, or availability of information, data, or information systems. Issuers of securities in which the Fund invests, may face similar risks, which could result in material adverse impacts for the Fund. Cyber-attacks can result from deliberate or unintentional events. Cyber security failures and breaches may cause disruptions and impact the Fund’s operations, potentially resulting in financial losses. Such impacts may consist in the inability of the Fund to conduct operations including the calculation and publication of its net asset value, the disclosure of confidential information, erroneous trades or orders, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement and other costs. Cyber-attacks may render records of the Fund inaccessible, inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber security events.

Performance Information

The Fund is new and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. When available, updated performance information will be available on the Fund’s website at www.pictet.com/etf. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Investment Advisers

Pictet Asset Management S.A. (“Pictet AM SA”) serves as the investment adviser to the Fund. Tidal Investments, LLC (“Tidal”) serves as the sub-adviser to the Fund.

Portfolio Managers

Stéphane Daul, Senior Investment Manager of Pictet AM SA, has served as a portfolio manager of the Fund since its inception in 2026.

Alexandra Nagy, Investment Manager of Pictet AM SA, has served as a portfolio manager of the Fund since its inception in 2026.

Purchase and Sale of Fund Shares

The Fund issues shares to, and redeems shares from, certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in large blocks of Fund shares known as “Creation Units.” Creation Unit transactions are generally conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by the Fund, cash or a combination of securities and cash.

Individual Fund shares may only be purchased and sold in the secondary market through a broker or dealer at a market price. Because Fund shares trade at market prices rather than at NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). When available, recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be available at www.pictet.com/etf.

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U.S. Tax Information

The Fund intends to elect to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute net investment income and net realized capital gains, if any, to shareholders.

Distributions made by the Fund may be taxable as ordinary income, qualified dividend income (if applicable), or long-term capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. In that case, you may be taxed when you take a distribution from such account, depending on the type of account, the circumstances of your distribution, and other factors.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), Pictet or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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